U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549
                              FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24f-2


1.   Name and address of issuer:

     Berger Institutional Products Trust
     210 University Boulevard, #900
     Denver, CO  80206

2. Name of each series or class of funds for which this notice is filed:

     --Berger IPT-100 Fund
     --Berger IPT-Growth and Income Fund
     --Berger IPT-Small Company Growth Fund

3.   Investment Company Act File Number:   811-07367

     Securities Act File Number:  33-63493


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [ ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remain unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

     93,524.683 (less 93,524.683 shares excluded because sold to registered separate accounts) = 0 shares; $942,164.89 (less
     $942,164.89 excluded because received upon sales to registered separate accounts) = $0

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     93,524.683 (less 93,524.683 shares excluded because sold to registered separate accounts) = 0 shares; $942,164.89 (less
     $942,164.89 excluded because received upon sales to registered separate accounts) = $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     None
12.  Calculation of registration fee:
           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                            $   0
                                                              -----------

          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                            +   0
                                                              -----------

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                            -   0
                                                              -----------
          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                            +   0
                                                              -----------

           (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):

                                                                0
                                                              -----------

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
               Instruction C.6):
                                                            x  1/3300
                                                              -----------

         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                  0
                                                     ====================

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).
                                                             [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                             SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Kevin R. Fay
                         -----------------

                           Vice President, Secretary and Treasurer
                         -------------------------------------------

Date  2/21/97
    ----------

               *Please print the name and title of the
                 signing officer below the signature.

                      DAVIS, GRAHAM & STUBBS LLP
                    A Limited Liability Partnership
                           Attorneys at Law
                              Suite 4700
                        370 Seventeenth Street
                        Denver, Colorado 80202
                        Telephone 303-892-9400
                        Facsimile 303-893-1379


                        February 21, 1997


Berger Institutional Products Trust
210 University Boulevard, Suite 900
Denver, Colorado 80206

      Re: Public Offering of Shares of Beneficial Interest;

Ladies and Gentlemen:

          We have acted as counsel for Berger Institutional Products Trust (the "Trust") in connection with the preparation and filing with the Securities and Exchange Commission of a Registration Statement (File No. 3363493) under the Securities Act of 1933 on Form N-1A, and amendments thereto, with respect to the offer and sale of shares of beneficial interest of the Berger IPT-100 Fund, Berger IPT-Growth and Income Fund and Berger IPT-Small Company Growth Fund series of the Trust (the "Shares"), including the Form 24f-2 for the fiscal year ended December 31, 1996, registering 93,524,683 Shares pursuant to such Registration Statement, as amended, in accordance with Rule 24f-2 under the Investment Company Act of 1940.

          We have examined the Trust Instrument and Bylaws of the Trust, as amended, the proceedings of its Trustees relating to the authorization, issuance and proposed sale of the Shares and such other records and documents as we have deemed relevant. Based upon such examination, it is our opinion that upon the issuance and sale of the 93,524.683 Shares in the manner contemplated by the aforesaid Registration Statement, as amended, such Shares were validly issued, fully paid and nonassessable outstanding Shares of the Trust.

          We hereby consent to the filing of this opinion in connection with the aforesaid Form 24f-2 for Berger Institutional Products Trust.

                            Very truly yours,

                            DAVIS, GRAHAM & STUBBS LLP